Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED HERMES FUNDSSUPPLEMENT TO CURRENT PROSPECTUSESOn May 11, 2023, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust approved the reduction of the gross investment advisory fees of the below-named funds (each, a “Fund” or collectively, the “Funds”).Accordingly, the Board has approved that each Fund will reduce its current gross investment advisory fee from 0.20% of average net assets to 0.15% of average net assets. The total net expense ratio of each Fund will be unchanged as a result of the advisory fee reduction.Each Fund’s advisory fee reduction will be effective October 1, 2023.The Federated Hermes Funds includes the following named funds and their share classes:PORTFOLIOS OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUSTFederated Hermes Capital Reserves FundFederated Hermes Institutional Money Market ManagementFederated Hermes Institutional Prime Value Obligations FundFederated Hermes Institutional Prime Obligations FundFederated Hermes Prime Cash Obligations FundFederated Hermes Trust for U.S. Treasury ObligationsFederated Hermes Treasury Obligations FundFederated Hermes Government Obligations FundFederated Hermes Government Reserves FundFederated Hermes Government Obligation Tax-Managed FundJune 30, 2023Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456027 (6/23)© 2023 Federated Hermes, Inc.Federated Hermes Money Market Obligations TrustFederated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Government Obligation Tax-Managed FundSUPPLEMENT TO CURRENT PROSPECTUSES OF THE NAMED FUNDS AND ALL THEIR SHARE CLASSESOn May 11, 2023, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust approved the reduction of the gross investment advisory fees of the above-named funds (each, a “Fund” or collectively, the “Funds”).Accordingly, the Board has approved that each Fund will reduce its current gross investment advisory fee from 0.20% of average net assets to 0.15% of average net assets. The total net expense ratio of each Fund will be unchanged as a result of the advisory fee reduction.Each Fund’s advisory fee reduction will be effective October 1, 2023.June 30, 2023Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456026 (7/23)© 2023 Federated Hermes, Inc.